Notes payable to banks (Tables)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable	Information on notes payable to banks is as follows:

	December 31,
	2012	2013
Short-term debt outstanding:
ASMPT	61,675	—
Total	61,675	—

Local Currencies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable	Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2012	2013
Hong Kong dollar	630,686	—